UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 21287
John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Counsel and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 11.93%					$75,922,369

(Cost $78,729,961)

Automobile Manufacturers 0.29%					1,880,287

Note	7.450%	07-16-31	CCC+	$2,755	1,880,287

Consumer Finance 0.36%					2,267,976

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	B+	3,000	2,267,976

Electric Utilities 6.03%					38,361,325

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,810,525
DPL, Inc.,
Sr Note	6.875	09-01-11	BBB-	5,036	5,444,843
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	13,906,965
Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,198,992

Gas Utilities 1.86%					11,816,813

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	12,900	11,816,813

Multi-Utilities 1.80%					11,455,193

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	7,346,805
TECO Energy, Inc.,
Note	7.000	05-01-12	BB+	3,810	4,108,388

Oil & Gas Refining & Marketing 1.59%					10,140,775

Valero Energy Corp.,
Note	7.500	04-15-32	BBB	9,500	10,140,775

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Capital preferred securities 11.30%					$71,929,209

(Cost $75,992,170)

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

Diversified Banks 6.59%					41,942,000

Credit Agricole Preferred Funding Trust
7.00%, 01-29-49	7.000	01-29-49	A	$9,000	8,820,000
HBOS Capital Funding L.P., 6.85%,
03-29-49, (United Kingdom) (F)	6.850	03-29-49	A	10,000	8,747,000
Lloyds TSB Bank Plc, 6.90%, 11-29-49
(United Kingdom) (F)	6.900	11-29-49	A+	25,000	24,375,000

Electric Utilities 1.13%					7,176,802

DPL Capital Trust II, 8.125%, 09-01-31	8.125	09-01-31	BB+	6,225	7,176,802

Gas Utilities 2.09%					13,323,000

KN Capital Trust I, 8.56%, 04-15-27, Ser B	8.560	04-15-27	B	8,735	8,735,000
KN Capital Trust III, 7.63%, 04-15-28	7.630	04-15-28	B	4,960	4,588,000

Multi-Utilities 1.49%					9,487,407

Dominion Resources Capital Trust I,
7.83%,12-01-27	7.830	12-01-27	BBB	9,097	9,487,407

Issuer				Shares	Value
Common stocks 0.74%					$4,704,550

(Cost $6,218,297)

Electric Utilities 0.74%					4,704,550

Great Plains Energy, Inc.				185,000	4,704,550

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 130.57%					$830,921,706

(Cost $908,645,996)

Agricultural Products 2.82%					17,958,291

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	195,000	17,958,291

Automobile Manufacturers 3.57%					22,694,259

Ford Motor Co., 7.50%			CCC+	761,385	12,410,575
General Motors Corp., 7.25%, Ser 07-15-41			B-	50,641	878,115
General Motors Corp., 7.375%, Ser 05-15-48			B-	558,194	9,405,569

Broadcasting & Cable TV 3.86%					24,575,672

CBS Corp., 6.75%			BBB	164,600	3,846,702
Comcast Corp., 6.625%			BBB+	130,000	2,990,000
Comcast Corp., 7.00%			BBB+	119,900	2,926,759
Comcast Corp., 7.00%, Ser B			BBB+	609,556	14,812,211

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

Consumer Finance 4.18%			26,613,941

HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	270,000	6,018,300
HSBC Finance Corp., 6.875%	AA-	626,118	15,496,421
SLM Corp., 6.00%	BBB-	162,495	2,981,783
SLM Corp., 6.97%, Ser A	BB	44,899	2,117,437

Diversified Banks 10.41%			66,256,935

BAC Capital Trust II, 7.00%	A+	94,600	2,340,404
BAC Capital Trust III, 7.00%	A+	22,000	547,580
BAC Capital Trust IV, 5.875%	A+	131,400	2,906,568
Barclays Bank Plc, 7.10%, Ser 3 (United
Kingdom) (F)	A+	60,000	1,509,600
Fleet Capital Trust VIII, 7.20%	A+	30,400	758,480
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	960,000	20,342,400
Royal Bank of Scotland Group Plc, 7.25%,
Ser T (United Kingdom) (F)	A	40,000	1,011,200
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1 (Spain) (F)	A+	100,000	2,340,000
USB Capital VIII, 6.35%, Ser 1	A+	269,700	6,313,677
USB Capital X, 6.50%	A+	80,000	1,900,800
Wachovia Corp., 8.00%	A	200,000	5,060,000
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	674,800	16,768,780
Wells Fargo Capital Trust IV, 7.00%	AA-	177,800	4,457,446

Electric Utilities 18.84%			119,921,139

Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,709,300
DTE Energy Trust II, 7.50%	BB+	37,400	930,138
Entergy Mississippi, Inc., 7.25%	A-	113,668	2,846,247
FPC Capital I, 7.10%, Ser A	BBB-	783,400	19,193,300
FPL Group Capital Trust I, 5.875%	BBB+	480,000	11,596,800
FPL Group Capital, Inc., 7.45%, Ser E	BBB+	120,000	3,120,000
Georgia Power Co., 6.00%, Ser R	A	730,000	17,914,200
HECO Capital Trust III, 6.50%	BB+	140,000	3,462,200
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,282,871
Interstate Power & Light Co., 8.375%, Ser B	Baa2	54,500	1,635,000
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	189,000	4,624,603
PPL Energy Supply, LLC, 7.00%	BBB	857,770	21,693,003
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	2,968,125
Southern California Edison Co., 6.125%	BBB-	20,000	1,985,626
Virginia Power Capital Trust, 7.375%	BBB	513,650	12,964,526
Westar Energy, Inc., 6.10%	A	117,000	2,995,200

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

Gas Utilities 5.45%			34,665,393

Laclede Capital Trust I, 7.70%	BBB+	82,800	2,142,864
Southern Union Co., 7.55%, Ser A	BB	449,000	11,314,800
Southwest Gas Capital II, 7.70%	BB	850,350	21,207,729

Integrated Telecommunication Services 3.92%			24,973,141

Telephone & Data Systems, Inc., 6.625%	BB+	497,600	10,733,232
Telephone & Data Systems, Inc., 7.60%,
Ser A	BB+	648,743	14,239,909

Investment Banking & Brokerage 15.24%			97,001,222

Fleet Capital Trust IX, 6.00%	A+	469,200	10,510,080
Goldman Sachs Group, Inc., 6.20%, Ser B	A	240,000	5,716,800
Lehman Brothers Holdings Capital Trust
III, 6.375%, Ser K	A-	798,400	17,844,240
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,601	5,982,112
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	457,017	11,082,662
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	380,700	9,365,220
Merrill Lynch Preferred Capital Trust V,
7.28%	A-	408,700	10,054,020
Morgan Stanley Capital Trust III, 6.25%	A	764,025	16,541,141
Morgan Stanley Capital Trust IV, 6.25%	A	398,925	8,740,447
Morgan Stanley Capital Trust VI, 6.60%	A	50,000	1,164,500

Life & Health Insurance 8.92%			56,749,302

Lincoln National Capital VI, 6.75%, Ser F	A-	304,000	7,448,000
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	26,612,400
Phoenix Cos., Inc. (The), 7.45%	BBB-	598,149	14,200,057
PLC Capital Trust IV, 7.25%	BBB+	181,600	4,385,640
PLC Capital Trust V, 6.125%	BBB+	83,300	1,790,950
Prudential Plc, 6.50% (United Kingdom) (F)	A-	93,500	2,312,255

Movies & Entertainment 4.37%			27,833,730

Viacom, Inc., 6.85%	BBB	1,196,635	27,833,730

Multi-Line Insurance 7.24%			46,080,045

Aegon NV, 6.375% (Netherlands) (F)	A-	241,265	5,457,414
Aegon NV, 6.50% (Netherlands) (F)	A-	162,950	3,778,811
ING Groep NV, 7.05% (Netherlands) (F)	A	603,970	14,501,320
ING Groep NV, 7.20% (Netherlands) (F)	A	765,000	18,933,750
ING Groep NV, 7.375% (Netherlands) (F)	A	135,000	3,408,750

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

Multi-Utilities 6.98%			44,402,531

BGE Capital Trust II, 6.20%	BBB-	807,028	18,400,238
DTE Energy Trust I, 7.80%	BB+	233,400	5,926,026
PNM Resources, Inc., 6.75%, Conv	BB+	322,999	7,341,767
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,710,500
Xcel Energy Inc., 7.60%	BBB-	400,000	10,024,000

Oil & Gas Exploration & Production 6.20%			39,422,921

Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,581,025
Nexen, Inc., 7.35% (Canada) (F)	BB+	1,535,079	36,841,896

Other Diversified Financial Services 15.24%			96,963,340

ABN AMRO Capital Funding Trust V, 5.90%	A	750,500	16,413,435
ABN AMRO Capital Funding Trust VI, 6.25%	A	343,900	8,047,260
Citigroup Capital VII, 7.125%	A	161,042	3,858,566
Citigroup Capital VIII, 6.95%	A	326,200	7,721,154
Citigroup Capital X, 6.10%	A	720,000	15,530,400
DB Capital Funding VIII, 6.375%	A+	422,850	10,135,715
DB Capital Trust II, 6.55%	A+	506,050	11,740,360
JPMorgan Chase Capital XI, 5.875%, Ser K	A	985,000	21,867,000
JPMorgan Chase Capital XIV, 6.20%, Ser N	A	25,000	582,500
JPMorgan Chase Capital XVI, 6.35%	A	45,000	1,066,950

Real Estate Management & Development 5.39%			34,319,441

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K REIT	BBB	151,600	3,179,052
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L REIT	BBB	118,500	2,519,310
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J REIT	BBB	638,100	13,668,102
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D REIT	BBB+	25,000	525,000
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W REIT	BBB+	450,000	9,805,500
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V REIT	BBB+	184,530	4,622,477

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 29, 2008 (unaudited)

Regional Banks 3.79%					24,128,412

PFGI Capital Corp., 7.75%			A	926,900	24,128,412

Reinsurance 0.41%					2,581,560

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda) (F)			BBB+	127,800	2,581,560

Specialized Finance 1.06%					6,730,230

CIT Group, Inc., 6.35%, Ser A			BBB+	140,000	2,832,200
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands) (F)			BB+	155,300	3,898,030

Wireless Telecommunication Services 2.68%					17,050,201

United States Cellular Corp., 7.50%			BB+	754,100	17,050,201
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 0.83%					$5,300,000

(Cost $5,299,420)

Government U.S. Agency 0.83%					5,300,000

Federal Home Loan Bank
Discount Note	1.970%	03-03-08	AAA	$5,300	5,300,000

Total investments (Cost $1,074,885,844)† 155.37%					$988,777,834

Liabilities in excess of other assets (0.36%)					($2,315,001)

Fund preferred shares, at liquidation value (55.01%)					($350,064,662)

Total net assets applicable to common shareholders 100.00%					$636,398,171

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets applicable to common shareholders.

John Hancock
Preferred Income Fund III
Notes to Schedule of Investments
February 29, 2008 (unaudited)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,958,291 or 2.82% of the net assets applicable to common shareholders as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $1,075,373,204. Gross unrealized appreciation and depreciation of investmentsaggregated $6,709,750 and $93,305,120, respectively, resulting in net unrealized depreciation of $86,595,370.

Notes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund III
Financial futures contracts
February 29, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	Depreciation

U.S. Treasury 10-Year Note	1,375	Short	Jun 08	($4,123,886)

Financial futures contracts

John Hancock

Preferred Income Fund III

Interest rate swap contracts February 29, 2008 (unaudited)

	Rate type

Notional	Payments made		Payments received	Termination		Unrealized
amount	by Fund		by Fund	date	Counterparty	Depreciation

$52,500,000	4.142%	(a)	3-month LIBOR	Nov 2010	Morgan Stanley	($1,963,814)
87,500,000	4.374	(a)	3-month LIBOR	Nov 2010	Bank of America	(3,808,882)
87,500,000	3.790	(a)	3-month LIBOR	Jan 2011	Morgan Stanley	(2,377,965)
35,000,000	3.998	(a)	3-month LIBOR	Apr 2009	Morgan Stanley	(612,462)

Total						($8,763,123)

(a) Fixed rate

Interest rate swap contracts

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Accrued interest income and interest expense on swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3 2/08
4/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008